Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2013
As Revised
October 25, 2013 Prospectus

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

AMM-13-05  December 3, 2013
1.936609.108

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2013
As Revised
October 25, 2013
Prospectus

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

AMM-F-13-04  December 3, 2013
1.965094.103

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
November 4, 2013
Prospectus

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

AMM-L-AMM-N-13-01  December 3, 2013
1.9585472.100